                                                        OMB Approval
                                                        OMB Number: 3235-0570
                                                        Expires: August 31, 2010
                                                        Estimated average burden
                                                        Hours per response: 18.9

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1630
          Southfield, Michigan                                           48034
(Address of principal executive offices)                              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SEMI-ANNUAL REPORT TO SHAREHOLDERS.

                              KEYCO BOND FUND, INC.
                        27777 Franklin Road - Suite 1630
                           Southfield, Michigan 48034
                                 (248) 353-0790

May 21, 2008

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2008. Included in this mailing are the Fund's financial statements, Management's Discussion of Fund Performance, Additional Information and the Fund's Privacy Policy.

In November 2007, the Board of Directors declared quarterly dividends totaling $.89 per share for the year ending September 30, 2008. This amount is subject to revision in September 2008 based upon actual net investment income for the year. Regular dividends of $.31 and capital gain dividends of $.0009 per share have been paid during the six months ended March 31, 2008. Dividends are paid quarterly on the first business day of February, May, August and November.

It is our understanding that the Fund is a taxable entity under the new Michigan Business Tax that went into effect on January 1, 2008. An accrual for the first quarter of this tax is included in the March 2008 financial statements. Any adjustment to the dividends necessitated by this tax will be made in the November 2008 dividend payment.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held on December 13, 2007. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors and the selection of Grant Thornton LLP as registered independent auditor was ratified and confirmed.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,


/s/ Joel D. Tauber

Joel D. Tauber
President

Enclosures

KEYCO BOND FUND, INC.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR SIX MONTHS ENDED MARCH 31, 2008

The Fund's primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

NET INVESTMENT INCOME

The Fund's net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $541,523 or $.43 per share compared with $557,154 or $.44 per share last year. This $15,631 change was the net result of a decrease of $9,269 in interest income and an increase of $6,362 in expenses. Expenses include $2,460 for the Michigan Business Tax which became effective January 1, 2008.

As of March 31, 2008, the weighted average annual yield on the Fund's portfolio was 5.2% based on cost and 5% based on market value.

VALUATION OF BONDS AND NET ASSET VALUE

Because the municipal bonds in the Fund's portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund's custodian, who uses a matrix pricing system.

The Fund's net asset value is calculated by subtracting the Fund's liabilities from its assets. The valuation of the Fund's most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

During the last three months of the reporting period, there has been turmoil in the financial markets which has also affected the municipal bond market. Interest rates for longer-term bonds increased while rates for shorter-term bonds decreased slightly.

The net asset value of the Fund was $25,875,038 or $20.42 per share at March 31, 2008, an increase of $70,151 or $.06 per share from September 30, 2007. This change was the result of undistributed income of $148,673 and unrealized undistributed gains of $12,533 offset by unrealized depreciation of investments of $91,055.

The weighted average maturity was 9.3 years, somewhat more than the prior year end weighted average maturity of 8.8 years.

ASSET ALLOCATION

The bond portfolio is allocated by state/territory as follows:

                                   (PIE CHART)

                       ASSET ALLOCATION BY STATE/TERRITORY

Michigan      46%
Texas         11%
Puerto Rico    9%
New York       8%
Florida        7%
Other         19%

OTHER

During the period, 10 bonds were called or sold for total proceeds of $1,622,849. Cash from these dispositions was reinvested in bonds maturing in sixteen to nineteen years. Portfolio turnover was 6.4%.

KEYCO BOND FUND, INC.
ADDITIONAL INFORMATION
MARCH 31, 2008

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may be viewed and copied at the SEC's Public Reference Room in Washington DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund's portfolio holdings, a copy of the Fund's most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

                              KEYCO BOND FUND, INC.
                              FINANCIAL STATEMENTS
                                 MARCH 31, 2008

                                      INDEX

                                                                            PAGE
                                                                            ----
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .....................................     6
Statement of Operations .................................................     7
Statement of Changes in Net Assets ......................................     8
Notes to Financial Statements ...........................................     9
SUPPLEMENTAL SCHEDULES
Schedule of Portfolio Investments .......................................    11
FINANCIAL HIGHLIGHTS ....................................................    14

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)

ASSETS
Investments in securities, at fair value (cost $24,640,563)                   $25,302,607
Cash                                                                              121,070
Receivable for investment redeemed                                                 35,000
Accrued interest receivable                                                       427,579
Other assets                                                                          679
                                                                              -----------
      Total assets                                                             25,886,935
                                                                              -----------
LIABILITIES
Accounts payable                                                                    9,417
Federal income tax withheld                                                            20
Michigan Business Tax                                                               2,460
                                                                              -----------
      Total liabilities                                                            11,897
                                                                              -----------
NET ASSETS                                                                    $25,875,038
                                                                              -----------
Net Assets consist of:
   Capital stock, $.02 par value; 3,000,000 shares authorized;
      1,267,258 shares issued and outstanding                                 $    25,345
   Additional paid-in capital                                                     730,733
   Retained earnings prior to July 1, 1979                                     24,093,500
   Accumulated undistributed net investment income                                350,883
   Accumulated undistributed net realized gain from securities transactions        12,533
   Net unrealized appreciation of investments, March 31, 2008                     662,044
                                                                              -----------
      Net Assets                                                              $25,875,038
                                                                              -----------
Net Asset Value per share
   ($25,875,038 / 1,267,258 shares outstanding)                               $     20.42
                                                                              -----------

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

Interest income                                                          $613,467
Expenses
   Legal and accounting                                         55,658
   Custodial fee                                                 8,687
   Directors' fees                                               3,000
   Miscellaneous expense                                         2,139
   Michigan Business Tax                                         2,460
                                                            ----------
      Total expenses                                                       71,944
                                                                         --------
      Net investment income                                               541,523
Realized gain on investments
   Proceeds from calls and sales                             1,622,849
   Cost of securities called or sold                         1,609,135
                                                            ----------
      Realized gain on investments                                         13,714
Unrealized depreciation of investments
   Investments held, March 31, 2008
      At cost                                               24,640,563
      At fair value                                         25,302,607
                                                            ----------
      Unrealized appreciation, March 31, 2008                  662,044
         Less unrealized appreciation, September 30, 2007      753,099
                                                            ----------
      Unrealized depreciation of investments                              (91,055)
                                                                         --------
      Net loss on investments                                             (77,341)
                                                                         --------
Increase in net assets resulting from operations                          464,182
                                                                         ========

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 AND 2007 (UNAUDITED)

                                                                              2008          2007
                                                                          -----------   -----------
Net assets, beginning of period                                           $25,804,887   $26,193,764
                                                                          -----------   -----------
Changes in net assets from operations
   Net investment income                                                      541,523       557,154
   Net realized gain on investments                                            13,714         1,012
   Changes in unrealized appreciation (depreciation) of investments           (91,055)     (182,101)
                                                                          -----------   -----------
      Net increase in net assets resulting from operations                    464,182       376,065
Changes in net assets from capital transactions
   Dividends declared from net investment income                             (392,850)     (405,522)
   Dividends declared from net capital gains                                   (1,181)           --
                                                                          -----------   -----------
      Net increase (decrease) in net assets                                    70,151       (29,457)
                                                                          -----------   -----------
      Net assets, end of period (including undistributed net investment
         income of $350,883 at 03/31/08 and $353,309 at 03/31/07)         $25,875,038   $26,164,307
                                                                          -----------   -----------

The accompanying notes are an integral part of the financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION

The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund's custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund's policies require that the Board of Directors be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board. The ability of issuers of debt instruments held by the Fund to meet their obligations may be affected by economic and political developments in a specific state or region.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). This statement defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosures about fair value measurements. This statement applies to companies that require or permit fair value measurements such as the Fund. This statement does not require any additional new fair value measurements or procedures and will be effective for the Fund's fiscal year beginning October 1, 2008. At this time the Fund does not expect the adoption of SFAS No. 157 to have a material impact on its financial position or results of operations.

FEDERAL INCOME TAXES

It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

The cost of securities for federal income tax purposes approximates the cost for financial statement purposes.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL INCOME TAXES - CONTINUED

The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income               $  350,883
Undistributed long-term capital gain                  12,533
Gross unrealized appreciation          $991,201
Gross unrealized depreciation           329,157
                                       --------
Net unrealized appreciation                          662,044
                                                  ----------
                                                  $1,025,460
                                                  ----------

MICHIGAN BUSINESS TAX

As of January 1, 2008, the Fund became subject to the Michigan Business Tax.

OTHER

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND DISPOSITIONS OF SECURITIES

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,729,746 and $1,622,849, respectively for the six months ended March 31, 2008.

3. PORTFOLIO MANAGER

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4. RELATED PARTIES

Legal and accounting expenses incurred include $19,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

                          LONG-TERM STATE AND                             PRINCIPAL                      FAIR
                         MUNICIPAL OBLIGATIONS                              AMOUNT         COST         VALUE
                         ---------------------                           -----------   -----------   -----------
MICHIGAN (46.3% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                    $   425,000   $   441,093   $   454,975
Detroit, Michigan, FSA, Series A, 5%, April 2019                             640,000       601,811       653,024
Detroit, Michigan, City School District, 5.5%, May 2020                      385,000       398,463       424,162
Detroit, Michigan, City School District, 5%, May 2022                        500,000       517,300       545,780
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                  250,000       250,000       269,028
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                  350,000       363,702       356,108
Dundee, Michigan, Community School District, 5.375%, May 2020                365,000       359,525       387,714
Ferndale, Michigan, School District, 5%, May 2022                            450,000       474,485       468,810
Grand Ledge, Michigan, Public Schools, 5%, May 2022                          400,000       432,496       410,772
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                               125,000       121,516       126,751
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                               145,000       140,959       146,694
Livonia, Michigan, Public Schools, 5.75%, May 2018                           380,000       395,200       406,524
Macomb County, Michigan, Building Authority, 5%, March 2021                  500,000       500,000       525,185
Madison, Michigan, District Public Schools, 5.125%, May 2018                 750,000       711,555       774,202
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2022                                    325,000       347,633       339,866
Michigan Municipal Bond Authority Revenue, Clean Water,
   State Revolving Fund, 5%, October 2023                                    535,000       554,389       550,595
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                              270,000       281,257       270,548
Michigan State Trunk Line, Series A, 4.75%, November 2020                    120,000       107,835       121,388
Michigan State House of Representatives Certificates of Participation,
   5%, August 2020                                                           460,000       406,525       469,996
Novi, Michigan, Building Authority, 5.6%, October 2019                       420,000       458,161       457,166
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                 525,000       490,124       539,899
Saginaw Valley State University General Revenue, Michigan, 5.25%,
   July 2019                                                                  85,000        79,354        86,972
Utica, Michigan, Community Schools, 5%, May 2020                             400,000       423,232       417,572
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019              500,000       534,250       545,155
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                             135,000       136,832       139,242
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                             500,000       526,803       515,710
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                             325,000       332,079       334,415
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        125,000       127,302       135,951
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        440,000       448,105       452,844

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

                          LONG-TERM STATE AND                             PRINCIPAL                      FAIR
                         MUNICIPAL OBLIGATIONS                              AMOUNT         COST         VALUE
                         ---------------------                           -----------   -----------   -----------
MICHIGAN (CONTINUED)
Wyandotte, Michigan, Downtown Development, 6.25%, December 2008          $   160,000   $   155,187   $   164,814
Zeeland, Michigan, Public Schools, 5%, May 2023                              225,000       235,348       230,315
                                                                         -----------   -----------   -----------
                                                                          11,215,000    11,352,521    11,722,177
                                                                         -----------   -----------   -----------
ALL OTHER STATES AND TERRITORIES (53.7% OF INVESTMENT FAIR VALUE)
California State Various Purposes, 5%, June 2024                         $   475,000   $   483,716   $   478,791
Colorado State Board of Governors University Enterprise System
   Revenue, 5.25%, March 2027                                                200,000       214,120       206,894
Collier County, Florida, School Board Certificates of Participation,
   4.625%, February 2026                                                     425,000       441,516       395,522
Florida State Turnpike Authority, Turnpike Revenue, Department of
   Transportation, 5%, July 2027                                             500,000       500,000       501,065
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014           705,000       681,259       808,846
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008           290,000       258,381       293,677
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009           700,000       622,804       734,951
Southern Illinois University Revenue, 5%, April 2026                         750,000       798,225       767,857
Illinois State, 4.85%, October 2024                                          425,000       435,625       429,611
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue, 6.625%,
   July 2008                                                                  20,000        20,000        20,238
Lawrence, Massachusetts State Qualified, 5%, April 2027                      500,000       531,910       501,170
Clark County, Nevada, 5%, November 2024                                      300,000       324,111       306,921
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                                 500,000       463,270       585,570
Metropolitan Transportation Authority, New York, Commuter Facilities
   Revenue, 5.25%, July 2017                                                 310,000       299,541       322,391
Metropolitan Transportation Authority, New York, Revenue, 5%
   November 2025                                                             350,000       361,494       351,267
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022                 325,000       347,051       332,638
New York, New York, City Transitional Finance Authority Future
   Tax Secured Refunding, Series A-1, 4.375%, November 2024                  500,000       498,350       487,545
Western Nassau County, New York, Water Authority, Water System
   Revenue, 5%, May 2024                                                     500,000       523,050       513,465
Toledo, Ohio, City School District, 5%, December 2025                        250,000       258,100       254,795
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                                  330,000       327,875       345,652

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

                         LONG-TERM STATE AND                              PRINCIPAL                      FAIR
                        MUNICIPAL OBLIGATIONS                               AMOUNT         COST         VALUE
                         ---------------------                           -----------   -----------   -----------
ALL OTHER STATES AND TERRITORIES (CONTINUED)
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                     $   500,000   $   544,085   $   552,310
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%,
   July 2023                                                                 575,000       617,038       559,412
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                            435,000       454,144       453,579
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                          565,000       560,231       621,336
Canutillo, Texas, Independent School District, 5%, August 2023               450,000       458,931       466,749
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                             445,000       452,952       458,519
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                              35,000        35,626        35,496
Corpus Christi, Texas, Business and Job Development Corporate Sales
   Tax Revenue, 5%, September 2021                                           475,000       483,906       492,043
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018              500,000       527,365       533,890
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020            730,000       763,366       768,230
                                                                         -----------   -----------   -----------
                                                                          13,065,000    13,288,042    13,580,430
                                                                         -----------   -----------   -----------
      Total investments                                                  $24,280,000   $24,640,563   $25,302,607
                                                                         -----------   -----------   -----------

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS

     Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          SIX MONTHS
                                                            ENDED            YEARS ENDED SEPTEMBER 30,
                                                           3/31/08     -------------------------------------
                                                         (UNAUDITED)     2007      2006      2005      2004
                                                         -----------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $ 20.36       $ 20.67   $ 21.00   $ 21.32   $ 21.51
Net investment income                                       0.43          0.92      0.97      0.93      1.01
Net realized and unrealized gain (loss) on investments     (0.06)        (0.27)    (0.31)    (0.29)    (0.16)
                                                         -------       -------   -------   -------   -------
      Total from investment operations                      0.37          0.65      0.66      0.64      0.85
                                                         -------       -------   -------   -------   -------
Less distributions from
   Net investment income                                   (0.31)        (0.92)    (0.97)    (0.93)    (1.01)
   Net realized gain on investments                           --         (0.04)    (0.02)    (0.03)    (0.03)
                                                         -------       -------   -------   -------   -------
      Total distributions                                  (0.31)        (0.96)    (0.99)    (0.96)    (1.04)
                                                         -------       -------   -------   -------   -------
Net asset value, end of period                           $ 20.42       $ 20.36   $ 20.67   $ 21.00   $ 21.32
                                                         -------       -------   -------   -------   -------
TOTAL  RETURN PER SHARE NET ASSET VALUE (A)                  1.8%(c)       3.1%      3.1%      3.0%      4.0%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                      $25,875       $25,805   $26,194   $26,610   $27,022
Ratio of net investment income to average net assets         4.2%(b)       4.5%      4.7%      4.4%      4.7%
Ratio of expenses to average net assets                      0.6%(b)       0.4%      0.4%      0.3%      0.3%
Portfolio turnover rate                                      6.4%(c)      11.2%      4.7%     10.9%      5.2%

(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

(b)  Annualized

(c)  Not annualized

ITEM 2. CODE OF ETHICS.

     Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

     Not applicable to this semi-annual filing and also because registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

     This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable because the registrant invests exclusively in non-voting portfolio securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this semi-annual filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /s/ Joel D. Tauber
    ---------------------------------
    Joel D. Tauber, President

Date: May 21, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Joel D. Tauber
    ---------------------------------
    Joel D. Tauber, President


By: /s/ Ellen T. Horing
    ---------------------------------
    Ellen T. Horing, Treasurer

Date: May 21, 2008

                                  EXHIBIT INDEX

Exhibit No.            Description
-----------            -----------
EX.99.302CERT (a)(2)   Certifications pursuant to Section 302 of the
                       Sarbanes-Oxley Act of 2002.
EX.99.906CERT (b)      Certification pursuant to Section 906 of the
                       Sarbanes-Oxley Act of 2002.